SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - GBP (£)	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts payable	£ 942,267	£ 1,847,279
Other tax and social security	175,392	139,029
Accrued expenses	915,268	1,229,419
Amounts accrued in respect to clinical trial testing	1,177,500	1,177,500
Other payables	1,263	38,613
Total	£ 3,211,690	£ 4,431,840